                                          OPPENHEIMER MAIN STREET® OPPORTUNITY FUND
                                               Supplement dated December 6, 2001 to the
                                                  Prospectus dated November 28, 2001

The prospectus is changed as follows:

The table captioned "Annual Fund Operating Expenses" on page 5 is deleted and replaced by the following:

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                                  Class A     Class B     Class C     Class N     Class Y
                                                  Shares      Shares      Shares      Shares      Shares
------------------------------------------------- ----------- ----------- ----------- ----------- -----------
------------------------------------------------- ----------- ----------- ----------- ----------- -----------
Management Fees                                     0.75%       0.75%       0.75%       0.75%         0.75%
------------------------------------------------- ----------- ----------- ----------- ----------- -----------
------------------------------------------------- ----------- ----------- ----------- ----------- -----------
Distribution and/or Service (12b-1) Fees            0.17%       1.00%       1.00%       0.50%        N/A
------------------------------------------------- ----------- ----------- ----------- ----------- -----------
------------------------------------------------- ----------- ----------- ----------- ----------- -----------
Other Expenses                                      0.41%       0.40%       0.40%       0.32%      167.55%
------------------------------------------------- ----------- ----------- ----------- ----------- -----------
------------------------------------------------- ----------- ----------- ----------- ----------- -----------
Total Annual Operating Expenses                     1.33%       2.15%       2.15%        1.57%      168.30%

"Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays. The "Other
Expenses" for Class Y shares in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund. After the waiver, the actual "Other Expenses" and
"Total Annual Operating Expenses" as percentages of average daily net assets were 0.26% and 1.01% respectively, for Class Y Shares.

December 6, 2001                                                                                PS0731.010